Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	¥ 176,290	$ 24,152	¥ 189,084
Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	665,935	91,233	682,781
Less: Accumulated depreciation	(511,410)	(70,063)	(511,863)
Property, Plant and Equipment, Net	154,525	21,170	170,918
Electronic office equipment | Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	56,058	7,680	59,780
Leasehold improvements | Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	462,622	63,379	468,265
Furniture, fixtures and equipment | Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	147,255	20,174	154,736
Construction in progress | Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	¥ 21,765	$ 2,982	¥ 18,166